Variable Interest Entity (VIE) (Details Narrative) (Superior Living SDN. BHD)	Mar. 31, 2020	Mar. 02, 2020
Ownership interest percentage		17.86%
Superior Living SDN. BHD. [Member]
Ownership interest percentage	100.00%